Restructuring - Restructuring charges (Details)-10K - USD ($) $ in Thousands	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 3,956	$ 334